Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Schedule of Goodwill by Group Segment
The gross cost, accumulated amortization and impairment losses of intangible assets at December 31, 2021 and 2020 are as follows:

Balance at December 31, 2021
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	14,456	(7,007)	(121)	7,328
Software	15,442	(12,938)	(10)	2,494
Customer base	4,888	(3,917)	—	971
Trademarks	901	(625)	—	276
Other intangible assets	910	(868)	—	42
Intangible assets in process	614	—	—	614
Total intangible assets	37,211	(25,355)	(131)	11,725

Balance at December 31, 2020
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	12,950	(6,287)	(90)	6,573
Software	15,375	(12,986)	(9)	2,380
Customer base	5,071	(3,833)	—	1,238
Trademarks	1,720	(1,207)	(1)	512
Other intangible assets	940	(888)	(1)	51
Intangible assets in process	734	—	—	734
Total intangible assets	36,790	(25,201)	(101)	11,488
The movement in goodwill assigned to each Group segment was as follows:

2021
Millions of euros	Balance at 12/31/2020	Additions	Disposals	Write-offs	Transfers	Exchange rate impact	Balance at 12/31/2021
Telefónica Spain	4,299	—	(8)	—	—	—	4,291
Telefónica Brazil	6,258	—	(36)	—	—	56	6,278
Telefónica Germany	4,558	—	(172)	—	—	—	4,386
Telefónica Hispam	1,778	—	(137)	(393)	(13)	(69)	1,166
Others	151	297	—	(23)	(37)	10	398
Total	17,044	297	(353)	(416)	(50)	(3)	16,519

2020
Millions of euros	Balance at 12/31/2019	Additions	Write-offs	Transfers	Exchange rate impact	Balance at 12/31/2020
Telefónica Spain	4,299	—	—	—	—	4,299
Telefónica Brazil	8,814	—	—	—	(2,556)	6,258
Telefónica Germany	4,819	—	—	(261)	—	4,558
Telefónica United Kingdom	4,847	—	—	(4,750)	(97)	—
Telefónica Hispam	2,530	—	(519)	—	(233)	1,778
Others	94	5	—	61	(9)	151
Total	25,403	5	(519)	(4,950)	(2,895)	17,044

Schedule of Allocation of Goodwill to the Different Cash-Generating Units (CGUs)
In order to test for impairment, goodwill was allocated to the different cash-generating units (CGUs), which are grouped into the following reportable operating segments:

Millions of euros	12/31/2021	12/31/2020
Telefónica Spain	4,291	4,299
Telefónica Brazil	6,278	6,258
Telefónica Germany	4,386	4,558
Telefónica Hispam	1,166	1,778
Colombia	154	170
Ecuador	129	119
Chile	622	826
Peru	239	642
Uruguay	20	19
Others T. Hispam	2	2
Others	398	151
TOTAL	16,519	17,044
The discount rates applied to the cash flow projections in 2021 and 2020 for the main CGUs are as follows:

	2021		2020
Discount rate in local currency	Before tax	After-tax	Before tax	After-tax
Spain	8.5%	6.5%	8.4%	6.5%
Brazil	15.2%	12.0%	13.6%	11.1%
Germany	7.2%	5.2%	6.5%	4.8%
The perpetuity growth rates applied to the cash flow projections in 2021 and 2020 for the main CGUs are as follows:

Perpetuity growth rate in local currency	2021	2020
Spain	0.8%	0.8%
Brazil	4.5%	4.5%
Germany	1.1%	1.0%

Schedule of Sensitivity to Changes in Assumptions
The Group performs a sensitivity analysis of the impairment test by considering reasonable changes in the main assumptions used in the test. For the main CGU, the following maximum increases or decreases were assumed, expressed in percentage points (percentage points):

Changes in key assumptions, In percentage points	Spain	Germany	Brazil
Financial variables
Discount rate	+/-0.5	+/-0.5	+/-1
Perpetuity growth rates	+/-0.25	+/-0.25	+/-0.5
Long-term operating variables
OIBDA Margin	+/-1.5	+/-1.5	+/-2
Ratio of CapEx/Revenues	+/-0.75	+/-0.75	+/-1